Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

 January 5, 2017

Via EDGAR

EDGAR Operations Branch
 Division of Investment Management
 Securities and Exchange Commission
 450 Fifth Street, NW
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 Post-Effective Amendment No. 563 to Registration Statement
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 563 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on December 26, 2017.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Sincerely,

/s/ Maureen Towle

Maureen Towle
 Senior Counsel

EXHIBIT A

Well Fargo Funds Trust

Wells Fargo Adjustable Rate Government Fund
 Wells Fargo Conservative Income Fund
 Wells Fargo Core Plus Bond Fund
 Wells Fargo Government Securities Fund
 Wells Fargo High Yield Bond Fund
 Wells Fargo Short Duration Government Bond Fund
 Wells Fargo Short-Term Bond Fund
 Wells Fargo Short-Term High Yield Bond Fund
 Wells Fargo Ultra Short-Term Income Fund